Interest income	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Interest income
25.
Interest income

	Year ended December 31,
	2020	2021	2022
	NT$000	NT$000	NT$000
Bank deposits	25,547	8,772	56,612
Financial assets at amortized cost	2,206	1,187	587
Other interest income	25	21	—
	27,778	9,980	57,199